Designated Accounting Hedges - Summary of Hedge Accounting Impact on the Consolidated Statement of Comprehensive Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Amount reclassified from accumulated OCI to income (before-tax)
Tax benefit (expense)	48	(58)	$ (47)
Cash flow hedges [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	274	113
Change in the value of the hedging instrument recognized in OCI (before-tax)	242	193
Amount reclassified from accumulated OCI to income (before-tax)	(427)	26
Tax benefit (expense)	48	(58)
Ending balance of AOCI - hedge reserve (after-tax)	137	274	113
Hedge ineffectiveness gains (losses) recognized in income		(2)
Cash flow hedges [member] | Foreign Exchange Risks [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	(2)	(2)
Change in the value of the hedging instrument recognized in OCI (before-tax)	(64)	4
Amount reclassified from accumulated OCI to income (before-tax)	57	(4)
Tax benefit (expense)	2
Ending balance of AOCI - hedge reserve (after-tax)	(7)	(2)	(2)
Hedge ineffectiveness gains (losses) recognized in income		(2)
Cash flow hedges [member] | Interest rate risk [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	279	98
Change in the value of the hedging instrument recognized in OCI (before-tax)	(223)	320
Amount reclassified from accumulated OCI to income (before-tax)	(63)	(74)
Tax benefit (expense)	75	(65)
Ending balance of AOCI - hedge reserve (after-tax)	68	279	98
Cash flow hedges [member] | Equity share price risk [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	(3)	17
Change in the value of the hedging instrument recognized in OCI (before-tax)	529	(131)
Amount reclassified from accumulated OCI to income (before-tax)	(421)	104
Tax benefit (expense)	(29)	7
Ending balance of AOCI - hedge reserve (after-tax)	76	(3)	17
NIFO hedges [member] | Foreign Exchange Risks [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	(1,341)	(1,139)
Change in the value of the hedging instrument recognized in OCI (before-tax)	1,548	(156)
Tax benefit (expense)	(53)	(46)
Ending balance of AOCI - hedge reserve (after-tax)	$ 154	$ (1,341)	$ (1,139)